Stock-Based Compensation (Schedule Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Stock-Based Compensation
Options outstanding, beginning balance	25.0	31.6	39.9	53.5
Options granted	3.9	5.3	5.5	6.1
Options forfeited or expired	(2.0)	(2.8)	(3.0)	(3.2)
Options exercised	(4.4)	(9.1)	(10.8)	(16.5)
Options outstanding, ending balance	22.5	25.0	31.6	39.9
Options Exercisable at July 31, 2011	10.3
Options, vested and expected to vest in the future as of January 31, 2011		23.6
Weighted average exercise price, Options outstanding, beginning balance	$ 17.31	$ 16.26	$ 15.08	$ 13.41
Weighted average exercise price, Options granted	$ 16.92	$ 17.43	$ 18.41	$ 18.78
Weighted average exercise price, Options forfeited or expired	$ 15.94	$ 16.14	$ 15.57	$ 13.27
Weighted average exercise price, Options exercised	$ 14.69	$ 14.08	$ 13.22	$ 11.38
Weighted average exercise price, Options outstanding, ending balance	$ 17.88	$ 17.31	$ 16.26	$ 15.08
Weighted average exercise price, Options exercisable at July 31, 2011	$ 18.09
Weighted average exercise price, options vested or expected to vest as of January 31, 2011		$ 17.28
Weighted average remaining contractual life, beginning of period, (in years)	2.1	2.0	2.1	2.1
Weighted average remaining contractual life, end of period, (in years)	2.6	2.1	2.0	2.1
Weighted average remaining contractual life, exercisable at July 31, 2011	1.6
Weighted average remaining contractual life, vested and expected to vest, years		2.0
Aggregate intrinsic value, Options outstanding, beginning balance	$ 11	$ 66	$ 186	$ 294
Aggregate intrinsic value, Options exercised	8	36	57	132
Aggregate intrinsic value, Options outstanding, ending balance		11	66	186
Aggregate intrinsic value, options vested and expected to vest		$ 11